Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Other Intangible Assets
Other intangible assets are as follows:

	December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$10,486	$2,046	$8,440
Acquired licensing rights	9,806	5,571	4,235
Marketing and procurement intangible assets	3,817	2,988	829

Total	$24,109	$10,605	$13,504